Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes
Income Taxes

(14) Income Taxes

The Company’s income tax benefit (expense) was $0 for the three and nine months ended September 30, 2023 and 2022. The Company has recorded a full valuation allowance against its net deferred tax assets as of September 30, 2023, and December 31, 2022, because the Company has determined that is it more likely than not that these assets will not be fully realized due to historic net operating losses incurred. Accordingly, the benefit of the net operating loss that would have been recognized in the three and nine months ended September 30, 2023 and 2022, was fully offset by changes in the valuation allowance.

As of September 30, 2023, and December 31, 2022, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statements of operations.

(14) Income Taxes

The Company’s federal and state provision (benefit) for income taxes was $0 and $53,051 for the years ended December 31, 2022 and 2021, respectively.

A reconciliation of income tax provision (benefit) computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	Years Ended
	December 31,
	2022	2021
Federal income tax benefit at statutory rate	21.0%	21.0%
State and local tax, net of federal benefit	6.3%	4.5%
Permanent differences	(0.1)%	(3.2)%
Research and development credit	2.4%	—%
Stock-based compensation	(0.4)%	—%
Change in valuation allowance	(29.2)%	(23.1)%
Effective income tax rate	0.0%	(0.8)%

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company’s deferred tax assets consist of the following:

	December 31,
	2022	2021
Net operating loss carryforwards	$3,434,543	$1,353,293
Capitalized research and development	3,166,280	666,145
Capitalized patent and other costs	5,219	4,829
Stock-based compensation	69,592	35,123
Accrued expenses	24,521	16,798
Fixed assets	1,889	—
Research and development tax credit carryforwards	454,616	—
Subtotal deferred tax assets before valuation allowance	7,156,660	2,076,188
Less valuation allowance	(7,156,660)	(2,019,835)
Deferred tax assets	—	56,353
Deferred tax liability
Fixed assets	—	(56,353)
Net deferred taxes	$—	$—

The Company had U.S. federal net operating loss (“NOL”) carryforwards of $12,572,411 and $4,562,112 for the years ended December 31, 2022 and 2021, respectively, which may be available to offset future taxable income. Federal NOL carryforwards generated in 2017 and prior of $38,297 will expire beginning in 2036. The remaining federal NOL carryforwards generated in 2018 and later do not expire. However, they are subject to the 80% limitation when utilized. The Company also had U.S. state NOL carryforwards of $12,568,616 and $4,558,317 for the years ended December 31, 2022 and 2021, respectively, which may be available to offset future taxable income and will expire beginning in 2036.

(14) Income Taxes (continued)

The Company had U.S. federal research and development tax credit carryforwards of $247,028 and $0 for the years ended December 31, 2022 and 2021, respectively, available to reduce future income tax liabilities. These will expire beginning in 2042. The Company also had U.S. state research and development tax credit carryforwards of $262,769 and $35,575 for the years ended December 31, 2022 and 2021, respectively, available to reduce future income tax liabilities. Of the state U.S. state research and development tax credit carryforwards, $7,013 have an indefinite carryforward and the remainder expire beginning in 2036.

The Company has recorded a full valuation allowance against its net deferred tax assets as of December 31, 2022 and 2021, because the Company has determined that is it more likely than not that these assets will not be fully realized due to the significant uncertainty about the realization of the deferred tax asset until the Company can operate profitably. The Company experienced a net change in valuation allowance of $5,136,825 and $1,584,835 in the years ended December 31, 2022 and 2021, respectively.

Under the provisions of the Internal Revenue Code, the NOL and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. NOL and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has completed financings since its inception which may have resulted in a change in control as defined by Sections 382 and 383 of the Internal Revenue Code, or could result in a change in control in the future. The Company has not analyzed the historical or potential impact of its financings on beneficial ownership, and therefore, no determination has been made whether the net operating loss carryforward is subject to any Internal Revenue Code Section 382 limitation. To the extent there is a limitation, there could be a reduction in the deferred tax asset with an offsetting reduction in the valuation allowance.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. The Company’s tax years from 2019 to the present remain open for review. All open years may be examined to the extent that tax credits or NOL carryforwards are used in future periods. The Company will recognize interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2022 and 2021, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statements of operations.

The Protecting Americans from Tax Hikes Act of 2015 (“PATH Act”) made permanent the federal credit for increasing research activities (“R&D credit”). The PATH Act also included a provision that allowed a qualified small business to utilize a portion of its annual R&D credit as a payroll tax offset of up to $250,000 of the FICA payroll tax. The Company qualifies for this provision and has recorded payroll tax prepayments of $250,000 and $172,492 for 2022 and 2021, respectively. These benefits are able to be used beginning in the first quarter of 2023 and do not expire. The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law in 2020 and contained several new or changed income tax provisions. The Company has evaluated the tax provisions of the CARES Act and determined the impact to be either immaterial or not applicable. The Inflation Reduction Act of 2022 modified the PATH Act by adding an additional payroll tax offset of up to $250,000 against the Medicare payroll tax beginning in 2023. The Company expects to be able to recognize the benefits available under this provision.

Due to The Tax Cuts and Jobs Act of 2017 (TCJA), there was a change in the deductibility of research and experimental expenditures that took effect for taxable periods beginning after December 31, 2021. Prior to January 1, 2022, the Company expensed research and experimental expenditures under Section 174(a) in the year that it recognized the expense for financial reporting. The Company has adopted Section 174(b) for taxable years 2022 and beyond. Domestic and foreign research and experimental expenditures will be capitalized and amortized over periods no less than 60 months and 180 months, respectively.